Guarantees, Pledged Assets and Collateral Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Guarantees (Textuals) [Abstract]
Maximum exposure to loss	$ 70,122,000,000		$ 62,489,000,000
Collateral	218,000,000		346,000,000
Securities Loaned	211,000,000		337,000,000
Percentage share of losses owed on loans and MHFS sold with recourse (up to 33.33%)	33.33%
Securities owned and pledged as collateral related to repurchase agreements not available to be repledged, Fair Value	6,900,000,000		10,000,000,000
Mortgages held for sale	8,700,000,000		7,300,000,000
Carrying value of delinquent loans eligible for repurchase	1,700,000,000		2,100,000,000
Net amounts in consolidated balance sheet	51,671,000,000		35,818,000,000
Collateral received, fair value	64,500,000,000		43,300,000,000
Collateral received with the right to sell or repledge	64,500,000,000		43,300,000,000
Collateral sold or repledged	40,800,000,000		23,800,000,000
Collateral pledged, fair value	56,500,000,000		39,000,000,000
Total assets	1,687,155,000,000	[1],[2]	1,523,502,000,000	[1],[2]
Fed Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Member]
Guarantees (Textuals) [Abstract]
Net amounts in consolidated balance sheet	36,800,000,000		25,700,000,000
Loans [Member]
Guarantees (Textuals) [Abstract]
Net amounts in consolidated balance sheet	14,900,000,000		10,100,000,000
Loans and MHFS sold with recourse [Member]
Guarantees (Textuals) [Abstract]
Loans repurchased	14,000,000		33,000,000
Trading assets and other [Member]
Guarantees (Textuals) [Abstract]
Securities owned and pledged as collateral available to be repledged, Fair Value	49,400,000,000		29,000,000,000
Investment securities [Member]
Guarantees (Textuals) [Abstract]
Securities owned and pledged as collateral available to be repledged, Fair Value	164,000,000
Securities owned and pledged as collateral related to repurchase agreements not available to be repledged, carrying value	6,600,000,000		8,700,000,000
Securities owned and pledged as collateral related to repurchase agreements not available to be repledged, Fair Value	6,800,000,000		8,700,000,000
VIEs that we consolidate [Member]
Guarantees (Textuals) [Abstract]
Total assets	5,817,000,000		8,122,000,000
Secured Borrowing transactions excluded [Member]
Guarantees (Textuals) [Abstract]
Total assets	10,132,000,000		15,307,000,000
Direct pay letters of credit (DPLCs) [Member]
Guarantees (Textuals) [Abstract]
Maximum exposure to loss	15,000,000,000		16,800,000,000
Third party clearing indemnifications [Member]
Guarantees (Textuals) [Abstract]
Maximum exposure to loss	5,700,000,000		2,900,000,000
Third-party clearing customer obligations	950,000,000		769,000,000
Collateral provided to third-party clearing agents	5,600,000,000		3,700,000,000
Securities lending and other indemnifications [Member]
Guarantees (Textuals) [Abstract]
Maximum exposure to loss	$ 5,952,000,000		$ 3,220,000,000

[1]	Financial information for certain periods prior to 2014 was revised to reflect our determination that certain factoring arrangements did not qualify as loans. See Note 1 (Summary of Significant Accounting Policies) for more information.
[2]	Our consolidated assets at December 31, 2014 and December 31, 2013, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $117 million and $165 million; Trading assets, $0 million and $162 million; Investment securities, $875 million and $1.4 billion; Mortgages held for sale, $0 million and $38 million; Net loans, $4.5 billion and $6.1 billion; Other assets, $316 million and $347 million, and Total assets, $5.8 billion and $8.1 billion, respectively.